FAIR VALUE MEASUREMENTS (Details 3) (Contingent consideration, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Contingent consideration
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at beginning of year	$ 2.4
Liabilities recognized at acquisition date	5.0
Assumed through Nalco merger	16.9
Loss (gains) recognized in earnings	0.8
Balance at end of year	$ 25.1